Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares Class A		Ordinary Shares Class B	Ordinary Shares Class C	Paid-in Capital	Accumulated Deficits	Non-Controlling Interests	Total
Balance at Dec. 31, 2023	$ 31,800				$ 27,822,200	$ (17,454,200)		$ 10,399,800
Balance (in Shares) at Dec. 31, 2023	31,724,631
Issuance of ordinary shares to certain investors in a private placement	$ 2,500				3,732,500			3,735,000
Issuance of ordinary shares to certain investors in a private placement (in Shares)	2,490,000
Issuance of ordinary shares to an underwriter	$ 100				(100)
Issuance of ordinary shares to an underwriter (in Shares)	124,000
Issuance of ordinary shares to acquire a subsidiary	$ 1,500				2,263,500		1,510,000	3,775,000
Issuance of ordinary shares to acquire a subsidiary (in Shares)	1,500,000
Share-based compensation	$ 100				361,000			361,100
Share-based compensation (in Shares)	102,000
Net loss						(866,800)	(1,068,900)	(1,935,700)
Balance at Mar. 31, 2024	$ 36,000				34,179,100	(18,321,000)	441,100	16,335,200
Balance (in Shares) at Mar. 31, 2024	35,940,631
Balance at Dec. 31, 2023	$ 31,800				27,822,200	(17,454,200)		10,399,800
Balance (in Shares) at Dec. 31, 2023	31,724,631
Net loss								(8,663,400)
Balance at Sep. 30, 2024	$ 40,500				40,260,600	(24,497,300)		15,803,800
Balance (in Shares) at Sep. 30, 2024	40,416,234
Balance at Mar. 31, 2024	$ 36,000				34,179,100	(18,321,000)	441,100	16,335,200
Balance (in Shares) at Mar. 31, 2024	35,940,631
Issuance of common stocks to certain investors in a private placement	$ 1,700				3,698,300			3,700,000
Issuance of common stocks to certain investors in a private placement (in Shares)	1,681,817
Share-based compensation to employees	$ 400				701,900			702,300
Share-based compensation to employees (in Shares)	359,950
Share-based compensation to non-employees					120,000			120,000
Share-based compensation to non-employees (in Shares)	57,077
Issuance of ordinary shares to an underwriter	$ 100				(100)
Issuance of ordinary shares to an underwriter (in Shares)	84,091
Net loss						(3,403,500)	(169,100)	(3,572,600)
Balance at Jun. 30, 2024	$ 38,200				38,699,200	(21,724,500)	272,000	17,284,900
Balance (in Shares) at Jun. 30, 2024	38,123,566
Issuance of common stocks to certain investors in a private placement	$ 700				1,499,300			1,500,000
Issuance of common stocks to certain investors in a private placement (in Shares)	681,818
Share-based compensation to employees	$ 100				173,900			174,000
Share-based compensation to employees (in Shares)	110,850
Issuance of common stocks to acquire noncontrolling interest of a subsidiary (Note 4)	$ 1,500				(111,800)		110,300
Issuance of common stocks to acquire noncontrolling interest of a subsidiary (Note 4) (in Shares)	1,500,000
Net loss						(2,772,800)	(382,300)	(3,155,100)
Balance at Sep. 30, 2024	$ 40,500				40,260,600	(24,497,300)		15,803,800
Balance (in Shares) at Sep. 30, 2024	40,416,234
Balance at Dec. 31, 2024	$ 34,600		$ 5,900		40,405,400	(26,337,600)		14,108,300
Balance (in Shares) at Dec. 31, 2024	34,536,384		5,933,700
Share-based compensation to employees	$ 100				111,000			111,200
Share-based compensation to employees (in Shares)	132,050
Share-based compensation to non-employees	$ 100				175,700			175,800
Share-based compensation to non-employees (in Shares)	115,377
Issuance of ordinary shares to Manager of ATM		[1]			3,400			3,400
Issuance of ordinary shares to Manager of ATM (in Shares)	5,800
Net loss						(2,477,900)		(2,477,900)
Balance at Mar. 31, 2025	$ 34,800		$ 5,900	$ 5,900	40,695,600	(28,815,500)		11,920,800
Balance (in Shares) at Mar. 31, 2025	34,789,611		5,933,700	5,933,700
Balance at Dec. 31, 2024	$ 34,600		$ 5,900		40,405,400	(26,337,600)		14,108,300
Balance (in Shares) at Dec. 31, 2024	34,536,384		5,933,700
Net loss								(14,786,000)
Balance at Sep. 30, 2025	$ 61,800		$ 2,800	$ 3,100	78,494,200	(41,123,600)		37,438,300
Balance (in Shares) at Sep. 30, 2025	61,789,783		2,809,977	3,123,723
Balance at Mar. 31, 2025	$ 34,800		$ 5,900	$ 5,900	40,695,600	(28,815,500)		11,920,800
Balance (in Shares) at Mar. 31, 2025	34,789,611		5,933,700	5,933,700
Share-based compensation to employees	$ 100				50,400			50,500
Share-based compensation to employees (in Shares)	50,550
Share-based compensation to non-employees		[1]			52,500			52,500
Share-based compensation to non-employees (in Shares)	66,000
Issuance of ordinary shares to Manager of ATM	$ 400				356,600			357,000
Issuance of ordinary shares to Manager of ATM (in Shares)	392,910
Net loss						(1,464,200)		(1,464,200)
Balance at Jun. 30, 2025	$ 35,300		$ 5,900		41,155,100	(30,279,700)		10,916,600
Balance (in Shares) at Jun. 30, 2025	35,299,071		5,933,700
Reclassification of Class B Ordinary Shares to Class C Ordinary Shares			$ (3,100)	$ 3,100
Reclassification of Class B Ordinary Shares to Class C Ordinary Shares (in Shares)			(3,123,723)	3,123,723
Issuance of ordinary shares pursuant to a private placement	$ 16,000				15,984,000			16,000,000
Issuance of ordinary shares pursuant to a private placement (in Shares)	16,000,000
Issuance of ordinary shares to an underwriter of a private placement	$ 800				(800)
Issuance of ordinary shares to an underwriter of a private placement (in Shares)	785,000
Share-based compensation to employees	$ 3,600				8,453,200			8,456,800
Share-based compensation to employees (in Shares)	3,614,150
Share-based compensation to non-employees	$ 4,400				10,443,700			10,448,100
Share-based compensation to non-employees (in Shares)	4,401,000
Issuance of ordinary shares to Manager of ATM	$ 1,700				2,459,000			2,460,700
Issuance of ordinary shares to Manager of ATM (in Shares)	1,690,562
Net loss						(10,843,900)		(10,843,900)
Balance at Sep. 30, 2025	$ 61,800		$ 2,800	$ 3,100	$ 78,494,200	$ (41,123,600)		$ 37,438,300
Balance (in Shares) at Sep. 30, 2025	61,789,783		2,809,977	3,123,723

[1]	The amount of Class A Ordinary Shares issued for share-based compensation to non-employees was below 100.